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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2013
                                      FOR
              STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I)
               STAG PROTECTOR VARIABLE UNIVERSAL LIFE (SERIES I)

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above products. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference. The Prudential Insurance Company of America provides administration for the above-referenced variable life insurance products.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2012. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of the General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2012)

                                                    MINIMUM          MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.33%            1.41%
(expenses that are deducted from Underlying
Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Franchise Fund --  Seeks capital growth                      Invesco Advisers, Inc.
  Series I (1)
 Invesco V.I. American Value Fund --      Above-average total return over a market  Invesco Advisers, Inc.
  Series II (2)                           cycle of three to five years by
                                          investing in common stocks and other
                                          equity securities
 Invesco V.I. Balanced Risk Allocation    Total return with a low to moderate       Invesco Advisers, Inc.
  Fund -- Series I                        correlation to traditional financial
                                          market indices
 Invesco V.I. Comstock Fund -- Series II  Seeks capital growth and income through   Invesco Advisers, Inc.
  (3)                                     investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks
 Invesco V.I. Core Equity Fund -- Series  Seeks long-term growth of capital         Invesco Advisers, Inc.
  I
 Invesco V.I. International Growth Fund   Seeks long-term growth of capital         Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Core Equity Fund    Seeks long-term growth of capital         Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Growth Fund --      Seeks capital growth                      Invesco Advisers, Inc.
  Series I (4)
 Invesco V.I. Small Cap Equity Fund --    Seeks long-term growth of capital         Invesco Advisers, Inc.
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International      Seeks long-term growth of capital         AllianceBernstein, L.P.
  Growth Portfolio -- Class B
 AllianceBernstein VPS International      Seeks long-term growth of capital         AllianceBernstein, L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap      Seeks long-term growth of capital         AllianceBernstein, L.P.
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund --  Seeks high total return, including        Capital Research and Management Company
  Class 2                                 income and capital gains, consistent
                                          with the preservation of capital over
                                          the long term.
 American Funds Blue Chip Income and      Seeks to produce income exceeding the     Capital Research and Management Company
  Growth Fund -- Class 2                  average yield on U.S. stocks generally
                                          and to provide an opportunity for growth
                                          of principal consistent with sound
                                          common stock investing.
 American Funds Bond Fund -- Class 2      Seeks a high level of current income as   Capital Research and Management Company
                                          is consistent with preservation of
                                          capital.
 American Funds Global Growth Fund --     Seeks long-term growth of capital         Capital Research and Management Company
  Class 2
 American Funds Global Small              Seeks growth of capital over time by      Capital Research and Management Company
  Capitalization Fund -- Class 2          investing primarily in stocks of smaller
                                          companies located around the world.
 American Funds Growth Fund -- Class 2    Seeks to provide growth of capital        Capital Research and Management Company
 American Funds Growth-Income Fund --     Seeks long-term growth of capital and     Capital Research and Management Company
  Class 2                                 income
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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
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 American Funds International Fund --     Seeks long-term growth of capital         Capital Research and Management Company
  Class 2
 American Funds New World Fund -- Class   Seeks long-term capital appreciation      Capital Research and Management Company
  2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager Portfolio  Seeks to obtain high total return with    Fidelity Management & Research Company
  -- Initial Class (a)                    reduced risk over the long term by        Sub-advised by FMR Co., Inc. and other
                                          allocating its assets among stocks,       Fidelity affiliates
                                          bonds, and short-term instruments
 Fidelity(R) VIP Contrafund(R) Portfolio  Seeks long-term capital appreciation      Fidelity Management & Research Company
  -- Service Class 2                                                                Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio  Seeks reasonable income. Fund will also   Fidelity Management & Research Company
  -- Initial Class                        consider potential for capital            Sub-advised by FMR Co., Inc. and other
                                          appreciation                              Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio  Seeks reasonable income. Fund will also   Fidelity Management & Research Company
  -- Service Class 2                      consider potential for capital            Sub-advised by FMR Co., Inc. and other
                                          appreciation                              Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio   Seeks high total return with a secondary  Strategic Advisers, Inc.
  -- Service Class 2                      objective of principal preservation as
                                          the fund approaches its target date and
                                          beyond
 Fidelity(R) VIP Freedom 2020 Portfolio   Seeks high total return with a secondary  Strategic Advisers, Inc.
  -- Service Class 2                      objective of principal preservation as
                                          the fund approaches its target date and
                                          beyond
 Fidelity(R) VIP Freedom 2030 Portfolio   Seeks high total return with a secondary  Strategic Advisers, Inc.
  -- Service Class 2                      objective of principal preservation as
                                          the fund approaches its target date and
                                          beyond
 Fidelity(R) VIP Mid Cap Portfolio --     Seeks long-term growth of capital         Fidelity Management & Research Company
  Service Class 2                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio --    Seeks long-term growth of capital         Fidelity Management & Research Company
  Initial Class (a)                                                                 Sub-advised by FMR Co., Inc. and other
                                                                                    Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --       Seeks to maximize income while            Franklin Advisers, Inc.
  Class 2                                 maintaining prospects for capital         Sub-advised by Templeton Investment
                                          appreciation                              Counsel, LLC
 Franklin Small Cap Value Securities      Seeks long-term total return              Franklin Advisory Services, LLC
  Fund -- Class 2
 Franklin Strategic Income Securities     Seeks a high level of current income,     Franklin Advisers, Inc.
  Fund -- Class 1                         with capital appreciation over the long
                                          term as a secondary goal
 Mutual Global Discovery Securities Fund  Seeks capital appreciation                Franklin Mutual Advisers, LLC
  -- Class 2                                                                        Sub-advised by Franklin Templeton
                                                                                    Investment Management Limited
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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class   Seeks capital appreciation, with income   Franklin Mutual Advisers, LLC
  2                                       as a secondary goal
 Templeton Foreign Securities Fund --     Seeks long-term capital growth            Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund    Seeks high current income, consistent     Franklin Advisers, Inc.
  -- Class 2                              with preservation of capital, with
                                          capital appreciation as a secondary
                                          consideration
 Templeton Growth Securities Fund --      Seeks long-term capital growth            Templeton Global Advisors Limited
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund   Seeks capital appreciation                Hartford Funds Management Company, LLC
  -- Class IA                                                                       Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford U.S. Government Securities HLS  Seeks to maximize total return while      Hartford Funds Management Company, LLC
  Fund -- Class IA                        providing shareholders with a high level  Sub-advised by Wellington Management
                                          of current income consistent with         Company, LLP
                                          prudent investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund -- Class IA   Seeks long-term total return              Hartford Funds Management Company, LLC
  (5)                                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Capital Appreciation HLS Fund   Seeks growth of capital                   Hartford Funds Management Company, LLC
  -- Class IA                                                                       Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Disciplined Equity HLS Fund --  Seeks growth of capital                   Hartford Funds Management Company, LLC
  Class IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Dividend and Growth HLS Fund    Seeks a high level of current income      Hartford Funds Management Company, LLC
  -- Class IA                             consistent with growth of capital         Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Global Growth HLS Fund --       Seeks growth of capital                   Hartford Funds Management Company, LLC
  Class IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Global Research HLS Fund --     Seeks long-term capital appreciation      Hartford Funds Management Company, LLC
  Class IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford High Yield HLS Fund -- Class    Seeks to provide high current income,     Hartford Funds Management Company, LLC
  IA                                      and long-term total return                Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Index HLS Fund -- Class IA      Seeks to provide investment results       Hartford Funds Management Company, LLC
                                          which approximate the price and yield     Sub-advised by Hartford Investment
                                          performance of publicly traded common     Management Company
                                          stocks in the aggregate.
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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Hartford International Opportunities     Seeks long-term growth of capital         Hartford Funds Management Company, LLC
  HLS Fund -- Class IA                                                              Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford MidCap HLS Fund -- Class IA+    Seeks long-term growth of capital         Hartford Funds Management Company, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford MidCap Value HLS Fund -- Class  Seeks long-term capital appreciation      Hartford Funds Management Company, LLC
  IA+                                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Money Market HLS Fund -- Class  Seeks maximum current income consistent   Hartford Funds Management Company, LLC
  IA*                                     with liquidity and preservation of        Sub-advised by Hartford Investment
                                          capital                                   Management Company
 Hartford Small Company HLS Fund --       Seeks growth of capital                   Hartford Funds Management Company, LLC
  Class IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Stock HLS Fund -- Class IA      Seeks long-term growth of capital         Hartford Funds Management Company, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Total Return Bond HLS Fund --   Seeks a competitive total return, with    Hartford Funds Management Company, LLC
  Class IA                                income as a secondary objective           Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Value HLS Fund -- Class IA      Seeks long-term total return              Hartford Funds Management Company, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio --  Seeks high current income and the         Lord, Abbett & Co. LLC
  Class VC                                opportunity for capital appreciation to
                                          produce a high total return
 Lord Abbett Calibrated Dividend Growth   Seeks current income and capital          Lord, Abbett & Co. LLC
  Portfolio -- Class VC (6)               appreciation
 Lord Abbett Growth and Income Portfolio  Seeks long-term growth of capital and     Lord, Abbett & Co. LLC
  -- Class VC                             income without excessive fluctuations in
                                          market value
 MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --         Seeks capital appreciation                MFS Investment Management
  Initial Class
 MFS(R) New Discovery Series -- Initial   Seeks capital appreciation                MFS Investment Management
  Class
 MFS(R) Research Bond Series -- Initial   Seeks total return with an emphasis on    MFS Investment Management
  Class                                   current income, but also considering
                                          capital appreciation
 MFS(R) Total Return Series -- Initial    Seeks total return                        MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class     Seeks capital appreciation                MFS Investment Management
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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation         Seeks capital appreciation                OFI Global Asset Management, Inc.
  Fund/VA -- Service Shares                                                         OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA -- Service    Seeks capital appreciation                OFI Global Asset Management, Inc.
  Shares (7)                                                                        OppenheimerFunds, Inc.
 Oppenheimer Main Street Fund(R)/VA --    Seeks capital appreciation                OFI Global Asset Management, Inc.
  Service Shares                                                                    OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap        Seeks capital appreciation                OFI Global Asset Management, Inc.
  Fund/VA (8)                                                                       OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund --  Long term growth of capital               Putnam Investment Management, LLC
  Class IB
 Putnam VT Diversified Income Fund --     As high a level of current income as      Putnam Investment Management, LLC
  Class IA+                               Putnam Management believes is consistent
                                          with preservation of capital
 Putnam VT Diversified Income Fund --     As high a level of current income as      Putnam Investment Management, LLC
  Class IB                                Putnam Management believes is consistent
                                          with preservation of capital
 Putnam VT Equity Income Fund -- Class    Capital growth and current income         Putnam Investment Management, LLC
  IA+
 Putnam VT Equity Income Fund -- Class    Capital growth and current income         Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund    A balanced investment composed of a well  Putnam Investment Management, LLC
  -- Class IA+                            diversified portfolio of stocks and
                                          bonds which produce both capital growth
                                          and current income
 Putnam VT Global Asset Allocation Fund   Long-term return consistent with          Putnam Investment Management, LLC Putnam
  -- Class IA+                            preservation of capital                   Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class    Capital appreciation                      Putnam Investment Management, LLC Putnam
  IA                                                                                Advisory Company, LLC
 Putnam VT Global Health Care Fund --     Capital appreciation                      Putnam Investment Management, LLC Putnam
  Class IA+                                                                         Advisory Company, LLC
 Putnam VT Global Utilities Fund --       Capital growth and current income         Putnam Investment Management, LLC Putnam
  Class IA+                                                                         Advisory Company, LLC
 Putnam VT Growth and Income Fund --      Capital growth and current income         Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA    High current income. Capital growth is a  Putnam Investment Management, LLC secondary goal when consistent with
                                          achieving high current income
 Putnam VT Income Fund -- Class IA        High current income consistent with what  Putnam Investment Management, LLC
                                          Putnam Management believes to be prudent
                                          risk
 Putnam VT International Equity Fund --   Capital appreciation                      Putnam Investment Management, LLC Putnam
  Class IA                                                                          Advisory Company, LLC
 Putnam VT International Growth Fund --   Long-term capital appreciation            Putnam Investment Management, LLC Putnam
  Class IA+                                                                         Advisory Company, LLC
 Putnam VT International Value Fund --    Capital growth. Current income is a       Putnam Investment Management, LLC Putnam
  Class IA+                               secondary objective                       Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA     Long-term growth of capital and any       Putnam Investment Management, LLC
  (a)                                     increased income that results from this
                                          growth
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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund -- Class     As high a rate of current income as       Putnam Investment Management, LLC
  IA+*                                    Putnam Management believes is consistent
                                          with preservation of capital and
                                          maintenance of liquidity
 Putnam VT Multi-Cap Growth Fund --       Long-term capital appreciation            Putnam Investment Management, LLC
  Class IA
 Putnam VT Small Cap Value Fund -- Class  Capital appreciation                      Putnam Investment Management, LLC
  IB
 Putnam VT Voyager Fund -- Class IA       Capital appreciation                      Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class    Seeks long-term capital growth by         Morgan Stanley Investment Management
  II                                      investing primarily in common stocks and  Inc.
                                          other equity securities

+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

NOTES

(1)  Formerly Invesco Van Kampen V.I. American Franchise Fund -- Series I

(2)  Formerly Invesco Van Kampen V.I. American Value Fund -- Series II

(3)  Formerly Invesco Van Kampen V.I. Comstock Fund -- Series II

(4)  Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I

(5)  Formerly Hartford Advisers HLS Fund -- Class IA

(6)  Formerly Lord Abbett Capital Structure Portfolio -- Class VC

(7)  Formerly Oppenheimer Global Securities Fund/VA -- Service Shares

(8) Formerly Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares

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2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2012, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $10.7 million (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2012, Hartford and its affiliates paid approximately $3,700,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2012, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is The Prudential Insurance Company of America, as Administrator for The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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